Accounts receivable - Net: Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020	Apr. 01, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other current receivables	$ 1,878,238	$ 1,358,227
Points to add interest rate	1.25%	1.25%
Increase in impairment allowance for accounts receivable		$ 154,417
Decrease in impairment allowance for accounts receivable	$ 28,519
Accounts receivables	2,191,439	1,458,653
Unimpaired past due
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables	1,487,553	474,854
Unimpaired past due | Three months
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables	211,995	189,721
Unimpaired past due | Later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables	253,291	217,085
Passenger fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other current receivables	$ 1,139,818	$ 547,810
Banco Popular De Puerto Rico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Points to add interest rate			0.50%	0.50%
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Points to add interest rate	7.00%	7.00%
Notes received pledged	$ 4,463	$ 185,140
Term of guaranteed notes receivable	1 year 6 months	1 year 6 months
Increase in impairment allowance for accounts receivable	$ 9,331	$ 70,470
Accounts receivables		65,452
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Points to add interest rate	4.00%
Notes received pledged		60,617
Increase in impairment allowance for accounts receivable		33,105
Decrease in impairment allowance for accounts receivable	$ 1,575
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in impairment allowance for accounts receivable	$ 36,275	$ 50,842
Domestic traffic (in percent)	94.00%	80.00%